Stock-Based Compensation (Summary Of Nucor's Restricted Stock Unit Activity) (Details) (RSU [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested at beginning of year, shares	1,203	1,464	1,139
Granted, shares	490	462	1,147
Vested, shares	(713)	(709)	(805)
Canceled, shares	(18)	(14)	(17)
Unvested at end of year, shares	962	1,203	1,464
Unvested, grant date fair value at beginning of year	$ 49.96	$ 54.69	$ 67.67
Granted, grant date fair value	$ 42.34	$ 43.05	$ 43.91
Vested, grant date fair value	$ 50.04	$ 55.24	$ 57.58
Canceled, grant date fair value	$ 46.06	$ 49.52	$ 60.44
Unvested, grant date fair value at end of year	$ 46.09	$ 49.96	$ 54.69
Shares reserved for future grants	13,695	14,777	15,878